Earnings / (loss) per share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2013		2012		2011
	Basic LPS	Diluted LPS	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS
Net income / (loss)	$(57,346)	$(57,346)	$5,969	$5,969	$3,630	$3,630
Less distributed earnings allocated to restricted shares	-	-	(104)	(104)	(34)	-
Net income / (loss) available to common stockholders	(57,346)	(57,346)	5,865	5,865	3,596	3,630

Weighted average number of common shares, basic	33,159,328	33,159,328	26,934,533	26,934,533	15,536,028	15,536,028
Effect of dilutive restricted shares	-	-	-	-	-	7,888
Weighted average number of common shares, diluted	33,159,328	33,159,328	26,934,533	26,934,533	15,536,028	15,543,916

Earnings / (loss) per common share, basic and diluted	$(1.73)	$(1.73)	$0.22	$0.22	$0.23	$0.23